Inventory	9 Months Ended
Sep. 30, 2020
Inventory [Abstract]
Inventory

2.    Inventory

Inventory consisted of the following (in thousands):

	September 30, 2020	December 31, 2019
Finished goods	$826	$1,120
Raw materials	778	668
	$1,604	$1,788

Finished goods primarily include product ready for shipment, as well as promotional merchandise held for sale. Raw materials primarily include ingredients, concentrate and packaging. For each of the three months ended September 30, 2020 and 2019, we recorded obsolete inventory expenses of $1,000. For the nine months ended September 30, 2020 and 2019, we recorded obsolete inventory expenses of $72,000 and $27,000, respectively.